Share-based Compensation (Details 2) - Share Incentive Plan - Share options - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of assumptions used to estimate the fair values of options granted
Risk-free interest rate (as a percent)	2.39%	2.70%	2.05%
Exercise multiple	2.80%	2.80%	2.80%
Expected forfeiture rate (as a percent)	5.00%	5.00%	5.00%
Contractual life of option	6 years	6 years	6 years
Expected volatility, (as a percent)	46.00%	45.00%	39.00%
Dividend yield (as a percent)	4.00%	4.00%	5.00%
Additional information
Fair value of equity awards vested during the period	¥ 4,956	¥ 5,912	¥ 9,275
Unrecognized compensation costs related to non-vested shares	¥ 3,322
Expected weighted average period of recognition of unrecognized compensation costs	11 months 12 days
Service conditions
Additional information
Share-based compensation	¥ 1,483	¥ 5,522	¥ 8,276